Offerings	Jun. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.0001 per share) issuable as Inducement Awards
Amount Registered | shares	72,000
Proposed Maximum Offering Price per Unit	19.49
Maximum Aggregate Offering Price	$ 1,403,280.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 214.84
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the Securities Act), this registration statement shall also cover any additional shares of the Registrants common stock that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction. This estimate is made pursuant to Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based on the weighted average exercise price for the Registrants common stock subject to outstanding stock options (rounded to the nearest cent). Represents shares of the Registrants common stock reserved for issuance upon the exercise of outstanding stock options granted outside the Travere Therapeutics, Inc. 2018 Equity Incentive Plan, as amended (the 2018 Plan), but pursuant to the terms of the 2018 Plan as if such stock options were granted under the 2018 Plan, as inducement grants pursuant to Rule 5635(c)(4) of the Nasdaq Listing Rules.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.0001 per share) issuable as Inducement Awards
Amount Registered | shares	326,300
Proposed Maximum Offering Price per Unit	14.65
Maximum Aggregate Offering Price	$ 4,780,295.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 731.86
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this registration statement shall also cover any additional shares of the Registrants common stock that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction. This estimate is made pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrants common stock on June 13, 2025, as reported on the Nasdaq Global Market (rounded to the nearest cent). Represents shares of the Registrants common stock reserved for issuance upon the vesting of outstanding restricted stock units granted outside the 2018 Plan but pursuant to the terms of the 2018 Plan as if such restricted stock units were granted under the 2018 Plan, as inducement grants pursuant to Rule 5635(c)(4) of the Nasdaq Listing Rules.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.0001 per share) issuable under the 2017 Employee Stock Purchase Plan
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	14.65
Maximum Aggregate Offering Price	$ 4,395,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 672.87
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this registration statement shall also cover any additional shares of the Registrants common stock that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction. This estimate is made pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrants common stock on June 13, 2025, as reported on the Nasdaq Global Market (rounded to the nearest cent). Represents shares of the Registrants common stock that were automatically added to the shares authorized for issuance under the Registrants 2017 Employee Stock Purchase Plan (the ESPP) on January 1, 2025 pursuant to an evergreen provision contained in the ESPP. Pursuant to such provision, on January 1st of each year commencing in 2018 and ending on (and including) January 1, 2026, the number of shares authorized for issuance under the ESPP is automatically increased by a number equal to the lesser of (i) one percent (1%) of the total number of shares of common stock outstanding on December 31st of the preceding calendar year, and (ii) three hundred thousand (300,000) shares of common stock. Notwithstanding the foregoing, the Registrants Board of Directors may act prior to the first day of any calendar year to provide that there will be no January 1st increase in the share reserve for such calendar year or that the increase in the share reserve for such calendar year will be a lesser number of shares of common stock than would otherwise occur pursuant to the preceding sentence.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock (par value $0.0001 per share) issuable under the 2018 Equity Incentive Plan, as amended
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	14.65
Maximum Aggregate Offering Price	$ 58,600,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 8,971.66
Offering Note	Pursuant to Rule 416(a) of the Securities Act, this registration statement shall also cover any additional shares of the Registrants common stock that may become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction. This estimate is made pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act solely for purposes of calculating the registration fee. The price per share and aggregate offering price are based on the average of the high and low prices of the Registrants common stock on June 13, 2025, as reported on the Nasdaq Global Market (rounded to the nearest cent). Represents 4,000,000 shares of the Registrants common stock that were added to the 2018 Plan pursuant to a share reserve increase approved by the Registrants stockholders on May 15, 2025.